UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 1682 )

Exact name of registrant as specified in charter: Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
Omnicom Group, Inc.	638,900	$64,816,405

Aerospace and Defense (1.3%)
General Dynamics Corp.	916,100	65,134,710
L-3 Communications Holdings, Inc.	566,600	45,622,632
		110,757,342

Airlines (1.6%)
JetBlue Airways Corp. (NON) (S)	5,274,800	66,251,488
Southwest Airlines Co.	4,657,400	70,000,722
		136,252,210

Automotive (1.1%)
Harley-Davidson, Inc. (S)	1,401,599	96,191,739

Banking (2.3%)
Commerce Bancorp, Inc. (S)	3,735,500	130,443,660
Wells Fargo & Co.	1,767,000	64,124,430
		194,568,090

Biotechnology (3.5%)
Amgen, Inc. (NON)	2,015,200	152,973,832
Biogen Idec, Inc. (NON)	1,026,200	48,847,120
Genentech, Inc. (NON)	1,134,700	94,520,510
		296,341,462

Broadcasting (--%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	42,100	490,886

Building Materials (0.7%)
Sherwin-Williams Co. (The) (S)	1,013,300	60,017,759

Cable Television (--%)
Comcast Corp. Class A (Special) (NON) (S)	17,500	708,400

Commercial and Consumer Services (1.0%)
Paychex, Inc. (S)	2,197,100	86,741,508

Communications Equipment (6.3%)
Cisco Systems, Inc. (NON)	12,418,500	299,658,405
Corning, Inc. (NON)	3,786,500	77,358,195
Qualcomm, Inc. (S) (SEG)	4,020,500	146,305,995
Redback Networks, Inc. (NON) (S)	103,400	1,635,788
		524,958,383

Computers (6.4%)
Apple Computer, Inc. (NON) (SEG)	2,690,300	218,129,524
Dell, Inc. (NON)	7,207,400	175,356,042
EMC Corp. (NON)	8,538,300	104,594,175
Hewlett-Packard Co.	26,800	1,038,232
Network Appliance, Inc. (NON)	1,326,100	48,402,650
		547,520,623

Conglomerates (1.3%)
Danaher Corp. (S)	1,562,800	112,162,156

Consumer Finance (4.3%)
Capital One Financial Corp.	2,326,400	184,553,312
Countrywide Financial Corp.	4,725,000	180,117,000
		364,670,312

Consumer Goods (1.4%)
Colgate-Palmolive Co.	1,876,500	120,039,705

Consumer Services (--%)
Liberty Media Holding Corp. - Interactive Class A (NON)	20,100	443,607

Electronics (0.7%)
Analog Devices, Inc.	12,100	385,022
Marvell Technology Group, Ltd. (Bermuda) (NON) (S)	36,700	670,876
Microchip Technology, Inc. (S)	1,711,100	56,346,523
National Semiconductor Corp.	27,300	663,117
Xilinx, Inc.	14,000	357,140
		58,422,678

Financial (4.0%)
American Express Co. (S)	2,966,300	171,481,803
Chicago Mercantile Exchange Holdings, Inc. (The) (S)	183,300	91,833,300
Moody's Corp.	1,177,100	78,041,730
		341,356,833

Food (--%)
Wrigley (Wm.) Jr. Co. (S)	15,750	818,213

Health Care Services (6.2%)
Cardinal Health, Inc. (S)	1,155,500	75,627,475
Coventry Health Care, Inc. (NON)	553,703	25,996,356
Express Scripts, Inc. (NON)	818,600	52,161,192
UnitedHealth Group, Inc.	4,397,100	214,490,538
WellPoint, Inc. (NON)	2,073,900	158,280,048
		526,555,609

Homebuilding (0.8%)
NVR, Inc. (NON) (S)	126,956	71,285,794

Insurance (2.4%)
American International Group, Inc.	1,824,400	122,544,948
Berkshire Hathaway, Inc. Class B (NON)	22,864	80,366,960
		202,911,908

Investment Banking/Brokerage (6.7%)
Bear Stearns Cos., Inc. (The)	1,030,800	156,011,580
BlackRock, Inc. (S)	330,400	49,837,536
Goldman Sachs Group, Inc. (The)	1,234,200	234,238,818
Morgan Stanley	879,999	67,258,324
T. Rowe Price Group, Inc.	1,437,800	68,022,318
		575,368,576

Lodging/Tourism (1.7%)
Las Vegas Sands Corp. (NON) (S)	1,345,200	102,504,240
Royal Caribbean Cruises, Ltd.	1,112,600	45,060,300
		147,564,540

Machinery (2.4%)
Caterpillar, Inc.	2,048,500	124,364,435
Parker-Hannifin Corp.	910,600	76,153,478
		200,517,913

Manufacturing (0.9%)
Illinois Tool Works, Inc.	1,669,400	80,014,342

Medical Technology (4.0%)
Becton, Dickinson and Co.	874,300	61,227,229
Boston Scientific Corp. (NON)	4,334,900	68,968,259
Medtronic, Inc. (S)	2,299,800	111,954,264
Nobel Biocare Holding AG (Switzerland)	173,684	47,566,478
St. Jude Medical, Inc. (NON)	1,526,500	52,435,275
		342,151,505

Oil & Gas (3.8%)
Apache Corp.	771,700	50,407,444
Devon Energy Corp.	1,032,100	68,985,564
EOG Resources, Inc.	1,097,300	73,003,369
Exxon Mobil Corp.	934,800	66,763,416
Marathon Oil Corp.	345,500	29,851,200
Valero Energy Corp.	662,300	34,658,159
		323,669,152

Pharmaceuticals (1.1%)
Barr Pharmaceuticals, Inc. (NON)	812,200	42,534,914
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,455,800	47,997,726
		90,532,640

Power Producers (0.6%)
AES Corp. (The) (NON)	2,152,700	47,337,873

Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	1,750,000	112,297,500
R. R. Donnelley & Sons Co.	20,000	677,200
		112,974,700

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	3,214,100	96,519,423

Restaurants (1.8%)
Starbucks Corp. (NON)	2,078,000	78,444,500
Yum! Brands, Inc.	1,296,500	77,089,890
		155,534,390

Retail (12.8%)
Abercrombie & Fitch Co. Class A	662,700	50,795,955
Bed Bath & Beyond, Inc. (NON)	1,762,600	71,015,154
Best Buy Co., Inc.	1,296,700	71,642,675
CVS Corp.	2,412,200	75,694,836
Home Depot, Inc. (The)	5,238,200	195,542,005
Kohl's Corp. (NON)	1,163,000	82,107,800
Lowe's Cos., Inc. (S)	6,420,500	193,513,870
OfficeMax, Inc.	7,400	352,092
Ross Stores, Inc.	2,304,500	67,821,435
Sears Holdings Corp. (NON)	6,400	1,116,608
Staples, Inc.	7,416,200	191,263,798
Whole Foods Market, Inc. (S)	1,364,600	87,116,064
		1,087,982,292

Semiconductor (1.1%)
Applied Materials, Inc. (S)	5,595,800	97,310,962
Formfactor, Inc. (NON)	12,881	491,797
		97,802,759

Software (5.3%)
Adobe Systems, Inc. (NON) (S)	2,779,400	106,312,050
Autodesk, Inc. (NON) (S)	2,700,000	99,225,000
McAfee, Inc. (NON)	23,700	685,641
Oracle Corp. (NON)	11,136,500	205,691,155
Symantec Corp. (NON)	42,400	841,216
Western Union Co. (The) (NON)	1,922,630	42,393,992
		455,149,054

Technology (0.3%)
Dun & Bradstreet Corp. (The) (NON)	351,983	27,187,167

Technology Services (7.3%)
Accenture, Ltd. Class A (Bermuda)	1,459,700	48,038,727
Automatic Data Processing, Inc.	2,032,600	100,491,744
Computer Sciences Corp. (NON) (S)	6,800	359,380
eBay, Inc. (NON) (S)	5,429,700	174,456,261
Google, Inc. Class A (NON) (S)	358,829	170,942,547
VeriSign, Inc. (NON)	1,916,900	39,641,492
Yahoo!, Inc. (NON)	3,416,800	89,998,512
		623,928,663

Telecommunications (--%)
Sprint Nextel Corp.	43,600	814,884

Transportation Services (1.6%)
Expeditors International of Washington, Inc.	502,340	23,815,939
United Parcel Service, Inc. Class B	1,456,782	109,768,524
		133,584,463
Total common stocks (cost $7,858,519,054)		$8,516,665,958

SHORT-TERM INVESTMENTS (4.4%)(a)
	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from November 1, 2006 to
December 22, 2006 (d)	$349,033,356	$348,067,788
Putnam Prime Money Market Fund (e)	27,936,002	27,936,002

Total short-term investments (cost $376,003,790)		$376,003,790

TOTAL INVESTMENTS

Total investments (cost $8,234,522,844) (b)		$8,892,669,748

FUTURES CONTRACTS OUTSTANDING at 10/31/06 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	66	$2,300,430	Dec-06	$5,478
S&P 500 Index (Long)	26	8,990,800	Dec-06	(2,603)

Total				$2,875

NOTES

(a) Percentages indicated are based on net assets of $8,524,436,010.

(b) The aggregate identified cost on a tax basis is $8,243,033,145, resulting in gross unrealized appreciation and depreciation of $1,000,728,806 and $351,092,203, respectively, or net unrealized appreciation of $649,636,603.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2006 the value of securities loaned amounted to $339,559,808. The fund received cash collateral of $348,067,788 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $179,799 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $232,933,536 and $204,997,534, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2006.

At October 31, 2006, liquid assets totaling $11,291,230 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006